UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Peachtree Cable Holdings, Ltd.
Address:	201 Main Street, Suite 3100
Fort Worth, Texas 76102

Form 13F File Number:  28-5202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	W.R. Cotham
Title:	Vice President of Member of General Partner of General Partner of
		General Partner of General Partner
Phone:	817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham      	Fort Worth, Texas		November 13, 2000

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total:	$ 974,621 (thousands)

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE

Name of  		Title of     Cusip  	Value	Shares/	  SH/	Put/	Invstmnt   Other	Voting Authority
Issuer    		Class		      (x$1000) Prn/Amt	  PRN	Call	Discretn    Mgrs   Sole   Shared   None

AT&T Corp		COM	   001957109	310090	10556269  SH		Sole		   10556269
Qwest Communications	COM	   749121109	664531	13826388  SH		Sole		   13826388
  Intl Inc.

